Property, plant and equipment (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	₨ 2,401	₨ 2,944
Depreciation for the year	879	858
Ending balance	1,806	2,401
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,676	4,640
Additions	586	474
Disposals	(943)	(402)
Effect of changes in foreign exchange rates	36	(36)
Ending balance	4,355	4,676
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,275	1,696
Depreciation for the year	879	858
Disposals	(620)	(255)
Effect of changes in foreign exchange rates	15	(24)
Ending balance	2,549	2,275
Land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	79	81
Ending balance	84	79
Land [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	79	81
Additions	0	0
Disposals	0	0
Effect of changes in foreign exchange rates	5	(2)
Ending balance	84	79
Land [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	0
Depreciation for the year	0	0
Disposals	0	0
Effect of changes in foreign exchange rates	0	0
Ending balance	0	0
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,886	2,551
Ending balance	1,199	1,886
Buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,759	3,886
Additions	197	98
Disposals	(794)	(202)
Effect of changes in foreign exchange rates	43	(23)
Ending balance	3,205	3,759
Buildings [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,873	1,335
Depreciation for the year	626	656
Disposals	(512)	(99)
Effect of changes in foreign exchange rates	19	(19)
Ending balance	2,006	1,873
Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2	3
Ending balance	0	2
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	16	18
Additions	0	0
Disposals	(13)	(1)
Effect of changes in foreign exchange rates	0	(1)
Ending balance	3	16
Plant and equipment [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	14	15
Depreciation for the year	1	1
Disposals	(13)	(1)
Effect of changes in foreign exchange rates	1	(1)
Ending balance	3	14
Furniture Fixtures And Office Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	31	26
Ending balance	36	31
Furniture Fixtures And Office Equipment [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	67	51
Additions	18	16
Disposals	0	0
Effect of changes in foreign exchange rates	0	0
Ending balance	85	67
Furniture Fixtures And Office Equipment [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	36	25
Depreciation for the year	13	12
Disposals	0	0
Effect of changes in foreign exchange rates	0	(1)
Ending balance	49	36
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	403	283
Ending balance	487	403
Vehicles [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	755	604
Additions	371	360
Disposals	(136)	(199)
Effect of changes in foreign exchange rates	(12)	(10)
Ending balance	978	755
Vehicles [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	352	321
Depreciation for the year	239	189
Disposals	(95)	(155)
Effect of changes in foreign exchange rates	(5)	(3)
Ending balance	₨ 491	₨ 352